Acquisition (Details) - USD ($)			6 Months Ended
	Jun. 30, 2024	May 01, 2024	Jun. 30, 2024
Acquisition [Line Items]
Fair value of consideration	$ 13,854,016
Hongchuangxin Acquisition [Member]
Acquisition [Line Items]
Acquisition percentage		100.00%
Intangible assets			10 years
Hongchuangxin Acquisition [Member]
Acquisition [Line Items]
Fair value of consideration		$ 13,854,016